Premium Income and Premiums Paid to Reinsurers - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of insurance premium revenue [line items]
Premium income related to retirement platform	€ 22,826	€ 23,453	€ 22,925
Life insurance general account [member]
Disclosure of insurance premium revenue [line items]
Premium income related to retirement platform	19,952	20,400	€ 19,583
United Kingdom [member] | Life insurance general account [member]
Disclosure of insurance premium revenue [line items]
Premium income related to retirement platform	€ 5,139	€ 5,255